Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Funded status of pension and other postretirement benefit plans
The funded status of the company’s pension and OPEB plans for 2023 and 2022 follows:

	Pension Benefits
	2023		2022		Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	2023	2022
Change in Benefit Obligation
Benefit obligation at January 1	$9,713	$3,354	$12,966	$5,351	$1,938	$2,489
Service cost	342	58	432	83	33	43
Interest cost	448	193	318	137	97	60
Plan participants’ contributions	—	3	—	3	63	62
Plan amendments	—	28	40	38	—	18
Actuarial (gain) loss	603	17	(2,753)	(1,559)	103	(509)
Foreign currency exchange rate changes	—	180	—	(423)	5	(5)
Benefits paid	(714)	(218)	(1,290)	(276)	(222)	(220)
Divestitures/Acquisitions	—	(14)	—	—	—	—
Curtailment	—	2	—	—	—	—
Special termination costs	—	2	—	—	—	—
Benefit obligation at December 31	10,392	3,605	9,713	3,354	2,017	1,938
Change in Plan Assets
Fair value of plan assets at January 1	7,942	3,286	9,919	4,950	—	—
Actual return on plan assets	889	46	(1,851)	(1,096)	—	—
Foreign currency exchange rate changes	—	181	—	(453)	—	—
Employer contributions	1,020	100	1,164	158	159	158
Plan participants’ contributions	—	3	—	3	63	62
Benefits paid	(714)	(218)	(1,290)	(276)	(222)	(220)
Fair value of plan assets at December 31	9,137	3,398	7,942	3,286	—	—
Funded status at December 31	$(1,255)	$(207)	$(1,771)	$(68)	$(2,017)	$(1,938)

Consolidated Balance Sheet for pension and other postretirement benefit plans
Amounts recognized on the Consolidated Balance Sheet for the company’s pension and OPEB plans at December 31, 2023 and 2022, include:

	Pension Benefits
	2023		2022		Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	2023	2022
Deferred charges and other assets	$31	$703	$26	$759	$—	$—
Accrued liabilities	(145)	(73)	(210)	(62)	(154)	(152)
Noncurrent employee benefit plans	(1,141)	(837)	(1,587)	(765)	(1,863)	(1,786)
Net amount recognized at December 31	$(1,255)	$(207)	$(1,771)	$(68)	$(2,017)	$(1,938)

Before tax basis amount in accumulated other comprehensive loss
Amounts recognized on a
before-tax
basis in “Accumulated other comprehensive loss” for the company’s pension and OPEB plans were $3,792 and $3,446 at the end of 2023 and 2022, respectively. These amounts consisted of:

	Pension Benefits
	2023		2022		Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	2023	2022
Net actuarial loss	$3,161	$823	$3,147	$659	$(266)	$(392)
Prior service (credit) costs	37	126	40	107	(89)	(115)
Total recognized at December 31	$3,198	$949	$3,187	$766	$(355)	$(507)

Pension plans with accumulated benefit obligation in excess of plan assets
Information for U.S. and international pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2023 and 2022, was:

	Pension Benefits
	2023		2022
	U.S.	Int’l.	U.S.	Int’l.
Projected benefit obligations	$1,203	$913	$1,322	$828
Accumulated benefit obligations	1,108	773	1,135	671
Fair value of plan assets	—	4	—	3

Components of net periodic benefit cost and amounts recognized in other comprehensive income
The components of net periodic benefit cost and amounts recognized in the Consolidated Statement of Comprehensive Income for 2023, 2022 and 2021 are shown in the table below:

	Pension Benefits
	2023		2022		2021		Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	U.S.	Int’l.	2023	2022	2021
Net Periodic Benefit Cost
Service cost	$342	$58	$432	$83	$450	$123	$33	$43	$43
Interest cost	448	193	318	137	235	137	97	60	53
Expected return on plan assets	(557)	(204)	(624)	(176)	(596)	(171)	—	—	—
Amortization of prior service costs (credits)	4	8	2	6	2	8	(25)	(27)	(27)
Recognized actuarial losses	199	8	218	15	309	46	(19)	13	16
Settlement losses	56	—	363	(6)	672	7	—	—	—
Curtailment losses (gains)	—	2	—	(5)	—	(1)	—	—	—
Special termination benefits	—	2	—	—	—	—	—	—	—
Acquisition/Divestiture losses (gains)	—	(2)	—	—	—	—	—	—	—
Total net periodic benefit cost	492	65	709	54	1,072	149	86	89	85
Changes Recognized in Comprehensive Income
Net actuarial (gain) loss during period	270	172	(279)	(257)	(725)	(408)	108	(514)	(111)
Amortization of actuarial loss	(255)	(8)	(581)	(5)	(981)	(73)	19	(13)	(15)
Prior service (credits) costs during period	—	28	40	38	—	—	1	18	—
Amortization of prior service (costs) credits	(4)	(8)	(2)	(6)	(2)	(11)	25	27	27
Total changes recognized in other comprehensive income	11	184	(822)	(230)	(1,708)	(492)	153	(482)	(99)
Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$503	$249	$(113)	$(176)	$(636)	$(343)	$239	$(393)	$(14)

Weighted-average assumptions used to determine benefit obligations and net periodic benefit costs	The following weighted-average assumptions were used to determine benefit obligations and net periodic benefit costs for years ended December 31:

Pension Benefits
	2023		2022		2021			Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	U.S.	Int’l.	2023	2022	2021
Assumptions used to determine benefit obligations:
Discount rate	5.0%	5.5%	5.2%	5.8%	2.8%	2.8%	5.1%	5.3%	2.9%
Rate of compensation increase	4.5%	3.9%	4.5%	4.2%	4.5%	4.1%	N/A	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate for service cost	5.2%	5.8%	3.6%	2.8%	3.0%	2.4%	5.4%	3.1%	3.0%
Discount rate for interest cost	5.0%	5.8%	2.8%	2.8%	1.9%	2.4%	5.2%	2.4%	2.1%
Expected return on plan assets	7.0%	6.1%	6.6%	3.9%	6.5%	3.5%	N/A	N/A	N/A
Rate of compensation increase	4.5%	4.2%	4.5%	4.1%	4.5%	4.0%	N/A	N/A	N/A

Fair value measurements of the Company's pension plans
The fair value measurements of the company’s pension plans for 2023 and 2022 are as follows:

	U.S.					Int’l.
	Total	Level 1	Level 2	Level 3	NAV	Total	Level 1	Level 2	Level 3	NAV
At December 31, 2022
Equities
U.S. 1	$1,358	$1,358	$—	$—	$—	$164	$164	$—	$—	$—
International	946	946	—	—	—	120	120	—	—	—
Collective Trusts/Mutual Funds 2	1,695	4	—	—	1,691	87	6	—	—	81
Fixed Income
Government	110	—	110	—	—	185	127	58	—	—
Corporate	680	—	680	—	—	343	15	328	—	—
Bank Loans	45	—	45	—	—	—	—	—	—	—
Mortgage/Asset Backed	1	—	1	—	—	4	—	4	—	—
Collective Trusts/Mutual Funds 2	1,616	—	—	—	1,616	1,750	—	—	—	1,750
Mixed Funds 3	—	—	—	—	—	87	14	73	—	—
Real Estate 4	1,184	—	—	—	1,184	198	—	—	38	160
Alternative Investments	—	—	—	—	—	—	—	—	—	—
Cash and Cash Equivalents	200	25	—	—	175	80	69	2	—	9
Other 5	107	37	15	54	1	268	—	18	85	165
Total at December 31, 2022	$7,942	$2,370	$851	$54	$4,667	$3,286	$515	$483	$123	$2,165
At December 31, 2023
Equities
U.S. 1	$1,691	$1,689	$1	$1	$—	$188	$188	$—	$—	$—
International	1,128	1,128	—	—	—	124	124	—	—	—
Collective Trusts/Mutual Funds 2	1,269	4	—	—	1,265	95	6	—	—	89
Fixed Income
Government	82	—	82	—	—	172	101	71	—	—
Corporate	964	—	964	—	—	431	4	427	—	—
Bank Loans	5	—	5	—	—	—	—	—	—	—
Mortgage/Asset Backed	1	—	1	—	—	5	—	5	—	—
Collective Trusts/Mutual Funds 2	2,293	—	—	—	2,293	1,819	—	—	—	1,819
Mixed Funds 3	—	—	—	—	—	85	8	77	—	—
Real Estate 4	1,087	—	—	—	1,087	147	—	24	—	123
Alternative Investments	—	—	—	—	—	9	—	9	—	—
Cash and Cash Equivalents	548	12	—	—	536	81	74	1	—	6
Other 5	69	(2)	14	56	1	242	—	11	81	150
Total at December 31, 2023	$9,137	$2,831	$1,067	$57	$5,182	$3,398	$505	$625	$81	$2,187
1	There were no investments in the company’s common stock at December 31, 2023 or December 31, 2022.
2	Collective Trusts/Mutual Funds for U.S. plans are entirely index funds; for International plans, they are mostly unit trust and index funds.
3	Mixed funds are composed of funds that invest in both equity and fixed-income instruments in order to diversify and lower risk.
4	The year-end valuations of the U.S. real estate assets are based on third-party appraisals that occur at least once a year for each property in the portfolio.
5
The “Other” asset class includes net payables for securities purchased but not yet settled (Level 1); dividends and interest- and tax-related
receivables (Level 2); insurance contracts (Level 3); and investments in private-equity limited partnerships (NAV).

The effect of fair-value measurements using significant unobservable inputs on changes in Level 3 plan assets for the period
The effects of fair value measurements using significant unobservable inputs on changes in Level 3 plan assets are outlined below:

	Equity
	U.S.	International	Real Estate	Other	Total
Total at December 31, 2021	$—	$1	$42	$161	$204
Actual Return on Plan Assets:
Assets held at the reporting date	—	(1)	—	(18)	(19)
Assets sold during the period	—	—	(4)	—	(4)
Purchases, Sales and Settlements	—	—	—	(4)	(4)
Transfers in and/or out of Level 3	—	—	—	—	—
Total at December 31, 2022	$—	$—	$38	$139	$177
Actual Return on Plan Assets:
Assets held at the reporting date	1	—	5	—	6
Assets sold during the period	—	—	—	(2)	(2)
Purchases, Sales and Settlements	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	(43)	—	(43)
Total at December 31, 2023	$1	$—	$—	$137	$138

Benefit payments, which include estimated future service that are expected to be paid by the company in the next 10 years
The following benefit payments, which include estimated future service, are expected to be paid by the company in the next 10 years:

	Pension Benefits		Other
	U.S.	Int’l.	Benefits
2024	$886	$216	$154
2025	912	210	151
2026	904	222	149
2027	901	228	147
2028	877	240	146
2029-2033	4,248	1,266	716